EQUITY AND EARNINGS PER SHARE (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended				12 Months Ended						60 Months Ended	132 Months Ended		12 Months Ended	1 Months Ended													1 Months Ended							1 Months Ended											1 Months Ended
	Jun. 30, 2013	Feb. 28, 2013	Jan. 31, 2013	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2012	May 31, 2012	Dec. 31, 2011 Restated	Mar. 31, 2010 Common Stock	Mar. 31, 2010 Cash	Feb. 28, 2013 Common Stock	Jan. 31, 2013 Common Stock	Jul. 31, 2012 Common Stock	May 31, 2012 Common Stock	Apr. 30, 2012 Common Stock	Sep. 30, 2011 Common Stock	Mar. 31, 2011 Common Stock	Mar. 31, 2010 Series B Cumulative Redeemable Preferred Stock	Mar. 31, 2003 Series B Cumulative Redeemable Preferred Stock	Dec. 31, 2012 Series B Cumulative Redeemable Preferred Stock	Dec. 31, 2011 Series B Cumulative Redeemable Preferred Stock	Mar. 31, 2010 Series C Cumulative Redeemable Preferred Stock	Oct. 31, 2005 Series C Cumulative Redeemable Preferred Stock	Dec. 31, 2012 Series C Cumulative Redeemable Preferred Stock	Dec. 31, 2011 Series C Cumulative Redeemable Preferred Stock	Dec. 31, 2012 Series D Cumulative Redemable Preferred Stock	Dec. 31, 2011 Series D Cumulative Redemable Preferred Stock	Mar. 31, 2010 Series D Cumulative Redemable Preferred Stock	Mar. 31, 2011 Manager	Sep. 30, 2011 Manager	Apr. 30, 2012 Manager	May 31, 2012 Manager	Jul. 31, 2012 Manager	Jan. 31, 2013 Manager	Feb. 28, 2013 Manager	Dec. 31, 2012 Exercised By Manager	Dec. 31, 2012 Exercised By Manager Employees	Dec. 31, 2012 Exercised By Directors	Jun. 30, 2012 Manager	Mar. 31, 2010 Series D Cumulative Redemable Preferred Stock	Mar. 31, 2007 Series D Cumulative Redemable Preferred Stock
Dilutive Common Stock Equivalents					1,620,043									6,324
Issuance of Stock	$ 197,600	$ 237,400	$ 526,200		$ 434,964	$ 210,847											$ 237,400	$ 526,200	$ 167,400	$ 152,000	$ 115,200	$ 112,300	$ 98,400		$ 62,500				$ 40,000																		$ 50,000
Issuance of Stock, shares	40,250,000	23,000,000	57,500,000		67,344,636	43,153,825		123,463	9,871	7,065,362	45,713,817	172,525,645		43,153,825			23,000,000	57,500,000	25,300,000	23,000,000	18,975,000	25,875,000	17,250,000		2,500,000				1,600,000																		2,000,000
Share price	$ 4.92	$ 10.34	$ 9.35		$ 8.68							$ 8.68					$ 10.34	$ 9.35	$ 6.63	$ 6.71	$ 6.22	$ 4.55	$ 6.00
Options to purchase shares of common stock granted during the period																																			1,725,000	2,587,500	1,897,500	2,300,000	2,530,000	5,750,000	2,300,000
Fair value of options granted																																			$ 7,000	$ 5,600	$ 5,600	$ 7,600	$ 8,300	$ 18,000	$ 8,400
Exercise price of options granted																																							$ 6.70	$ 9.35	$ 10.48
Shares purchased by principals of Fortress and Officers of Newcastle																	191,000	213,900	450,000			1,314,780
Option Plan
Maximum shares authorized to be issued to the manager, percentage of outstanding equity interest					10.00%							10.00%	10.00%
Maximum Shares Authorized					20,000,000							20,000,000	20,000,000
Director options, granted upon joining the board					20,000							20,000
Shares that may be purchased by exercise of options by Fortress and affiliates in Newcastle					14,563,727							14,563,727
Option term (expiration)					10 years							10 years
Weighted Average Strike Price for options issued prior to 2011					$ 26.84
Options exercised																																										670,620	368,498	4,000
Risk free rate in valuing options granted to manager																																			1.70%	1.13%	1.30%	1.05%							0.75%
Dividend yield in valuing options granted to manager																																				13.20%	12.90%	11.90%							11.94%
Volatility in valuing options granted to manager																																			107.80%	151.10%	149.40%	148.40%							147.50%
Expected term in valuing options granted to manager																																			3.3	4.6	4.7	4.8							4.8
Dividend rate of preferred stock issued																									9.75%				8.05%																		8.375%
Preferred stock liquidation preference, per share					$ 25.00	$ 25.00						$ 25.00
Increased dividend rate of preferred stock, if delisting occurs																													9.05%																		9.375%
Issuance fees incurred, netted against proceeds																									2,400				1,500																		1,800
Common stock issued in exchange				9,091,668																				2,881,694				2,759,989																		3,449,985
Preferred stock issued in exchange																								1,152,679				1,104,000																		1,380,000
Common stock issued in exchange, percentage of outstanding shares				17.20%
Preferred stock, shares outstanding					2,463,321	2,463,321	2,463,321	6,100,000				2,463,321												1,347,321		1,347,321	1,347,321	496,000		496,000	496,000	620,000	620,000	620,000
Excess of carrying amount of exchanged preferred stock over fair value of consideration paid				43,043			43,043
Carrying value of preferred stock exchanged				87,500
Fair value of consideration paid		$ 237,400	$ 526,200	$ 44,500	$ 434,900		$ 28,500	$ 100	$ 100	$ 201,300				$ 210,900	$ 28,500	$ 16,000